Schedule of Investments (unaudited)	iShares® MSCI Israel ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.5%
Elbit Systems Ltd.	21,997	$3,861,841

Banks — 23.1%
Bank Hapoalim BM	1,050,127	10,210,036
Bank Leumi Le-Israel BM	1,278,892	11,723,606
FIBI Holdings Ltd.	14,657	687,327
First International Bank Of Israel Ltd. (The)	45,628	2,008,555
Israel Discount Bank Ltd., Class A	1,022,855	6,125,311
Mizrahi Tefahot Bank Ltd.	127,514	4,737,795
		35,492,630
Capital Markets — 0.4%
Altshuler Shaham Penn Ltd.	58,318	130,507
Tel Aviv Stock Exchange Ltd.	83,348	556,500
		687,007
Chemicals — 4.1%
ICL Group Ltd.	585,372	4,911,011
Israel Corp Ltd.	3,183	1,312,236
Turpaz Industries Ltd., NVS	28,965	142,711
		6,365,958
Communications Equipment — 1.0%
AudioCodes Ltd.	20,861	389,993
Gilat Satellite Networks Ltd.(a)	34,604	208,083
Ituran Location and Control Ltd.	12,734	297,594
Radware Ltd.(a)	33,370	688,423
		1,584,093
Construction & Engineering — 2.6%
Ashtrom Group Ltd.	33,480	712,263
Elco Ltd.	7,826	453,758
Electra Ltd./Israel	1,745	1,023,024
Shapir Engineering and Industry Ltd.	118,169	1,026,138
Shikun & Binui Ltd.(a)	205,531	815,668
		4,030,851
Consumer Finance — 0.4%
Isracard Ltd.	165,576	554,462

Containers & Packaging — 0.2%
Hadera Paper Ltd.	3,217	327,188

Distributors — 0.2%
Tadiran Group Ltd.	2,832	319,855

Diversified Telecommunication Services — 2.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,715,071	3,189,926

Electrical Equipment — 0.0%
Electreon Wireless Ltd.(a)	2,822	27,259

Electronic Equipment, Instruments & Components — 0.4%
Innoviz Technologies Ltd.(a)	89,838	482,430
Nayax Ltd.(a)	6,742	135,551
		617,981
Equity Real Estate Investment Trusts (REITs) — 0.9%
Reit 1 Ltd.	158,039	872,737
Sella Capital Real Estate Ltd.	171,774	443,818
		1,316,555
Food & Staples Retailing — 1.4%
M Yochananof & Sons Ltd.	4,128	235,218
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	7,404	531,754
Security	Shares	Value

Food & Staples Retailing (continued)
Shufersal Ltd.(b)	219,666	$1,443,161
		2,210,133
Food Products — 0.9%
Mehadrin Ltd.(a)	0	24
Neto Malinda Trading Ltd.(a)	9,494	302,822
Strauss Group Ltd.	43,279	1,087,877
		1,390,723
Health Care Equipment & Supplies — 1.8%
Inmode Ltd.(a)(b)	58,321	2,238,943
Nano-X Imaging Ltd.(a)(b)	32,647	347,691
Sisram Medical Ltd.(c)	111,600	116,923
		2,703,557
Hotels, Restaurants & Leisure — 0.5%
Fattal Holdings 1998 Ltd.(a)	5,319	547,492
NEOGAMES SA(a)	12,458	172,045
		719,537
Household Durables — 0.8%
Azorim-Investment Development & Construction Co. Ltd.	69,077	234,579
Danya Cebus Ltd.	6,588	175,956
Electra Consumer Products 1970 Ltd.	9,814	404,808
Maytronics Ltd.	40,634	467,870
		1,283,213
Independent Power and Renewable Electricity Producers — 3.1%
Doral Group Renewable Energy Resources Ltd.(a)	74,591	223,176
Energix-Renewable Energies Ltd.	203,799	761,880
Enlight Renewable Energy Ltd.(a)	839,588	1,907,241
Kenon Holdings Ltd./Singapore.	15,576	567,986
OPC Energy Ltd.(a)	78,815	889,535
OY Nofar Energy Ltd.(a)	12,520	370,019
		4,719,837
Industrial Conglomerates — 0.2%
Arad Investment & Industrial Development Ltd.	2,531	324,034

Insurance — 2.9%
Clal Insurance Enterprises Holdings Ltd.(a)	52,052	959,292
Harel Insurance Investments & Financial Services Ltd.	96,265	955,983
IDI Insurance Co. Ltd.	6,780	165,737
Menora Mivtachim Holdings Ltd.(a)	20,540	455,438
Migdal Insurance & Financial Holdings Ltd.	348,238	460,051
Phoenix Holdings Ltd. (The)	124,733	1,465,191
		4,461,692
Interactive Media & Services — 0.2%
Taboola.com Ltd.(a)(b)	109,457	304,290

Internet & Direct Marketing Retail — 0.6%
Fiverr International Ltd.(a)(b)	26,047	916,073

IT Services — 4.1%
Formula Systems 1985 Ltd.	8,233	680,276
Malam - Team Ltd.	6,430	154,133
Matrix IT Ltd.	28,566	664,909
One Software Technologies Ltd.	32,525	482,409
Wix.com Ltd.(a)	47,342	4,283,977
		6,265,704
Machinery — 0.7%
Kornit Digital Ltd.(a)	41,166	1,055,496

Marine — 0.9%
ZIM Integrated Shipping Services Ltd.(b)	69,485	1,460,575

Schedule of Investments (unaudited) (continued)	iShares® MSCI Israel ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 0.6%
Perion Network Ltd.(a)	33,302	$930,231

Oil, Gas & Consumable Fuels — 2.3%
Delek Group Ltd.(a)	7,587	968,252
Equital Ltd.(a)	18,025	583,849
Naphtha Israel Petroleum Corp. Ltd.(a)	27,475	155,243
Oil Refineries Ltd.	1,723,401	640,615
Paz Oil Co. Ltd.(a)(b)	8,352	1,128,696
		3,476,655
Pharmaceuticals — 5.4%
Taro Pharmaceutical Industries Ltd.(a)	7,685	231,703
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	918,298	8,053,473
		8,285,176
Professional Services — 0.3%
Danel Adir Yeoshua Ltd.	4,466	398,744

Real Estate Management & Development — 9.3%
AFI Properties Ltd.	4,751	160,505
Africa Israel Residences Ltd.	5,182	247,072
Airport City Ltd.(a)	56,499	1,009,028
Alony Hetz Properties & Investments Ltd.	122,578	1,444,313
Amot Investments Ltd.	194,245	1,264,808
Azrieli Group Ltd.	35,092	2,517,579
Big Shopping Centers Ltd.	9,906	1,168,187
Blue Square Real Estate Ltd.	4,083	289,192
Brack Capital Properties NV(a)	0	25
Electra Real Estate Ltd.	21,023	253,278
G City Ltd.	69,689	249,943
Gav-Yam Lands Corp. Ltd.	0	1
Israel Canada T.R Ltd.	109,126	305,140
Israel Land Development - Urban Renewal Ltd.	14,220	199,104
Isras Investment Co. Ltd.	1,545	289,746
Mega Or Holdings Ltd.	19,537	591,445
Melisron Ltd.	19,636	1,490,566
Mivne Real Estate KD Ltd.	487,903	1,657,052
Prashkovsky Investments and Construction Ltd.	6,224	158,534
Property & Building Corp. Ltd.(a)	2,390	172,897
Summit Real Estate Holdings Ltd.	30,787	459,649
YH Dimri Construction & Development Ltd.	6,233	421,507
		14,349,571
Semiconductors & Semiconductor Equipment — 4.3%
Camtek Ltd./Israel(a)	23,853	577,996
Nova Ltd.(a)	23,719	2,019,519
Tower Semiconductor Ltd.(a)	90,365	4,032,884
		6,630,399
Software — 18.4%
Cellebrite DI Ltd.(a)(b)	31,371	141,797
Check Point Software Technologies Ltd.(a)(b)	82,960	11,019,577
CyberArk Software Ltd.(a)(b)	33,667	5,018,740
Hilan Ltd.	12,303	609,232
Magic Software Enterprises Ltd.	22,431	393,504
Security	Shares	Value

Software (continued)
Nice Ltd.(a)	52,533	$10,177,687
Riskified Ltd.(a)	42,228	217,897
Sapiens International Corp. NV	27,231	537,325
SimilarWeb Ltd.(a)(b)	15,827	81,034
		28,196,793
Specialty Retail — 1.1%
Carasso Motors Ltd.	26,453	172,048
Delek Automotive Systems Ltd.	43,468	580,045
Fox Wizel Ltd.(b)	6,769	765,949
Retailors Ltd.(b)	9,857	193,128
		1,711,170
Technology Hardware, Storage & Peripherals — 0.3%
Nano Dimension Ltd., ADR(a)(b)	212,400	524,628

Textiles, Apparel & Luxury Goods — 0.3%
Delta Galil Industries Ltd.(b)	9,555	411,107

Trading Companies & Distributors — 0.2%
Scope Metals Group Ltd.	6,078	260,628

Wireless Telecommunication Services — 0.9%
Cellcom Israel Ltd.(a)(b)	74,527	424,164
Partner Communications Co. Ltd.(a)	114,924	901,638
		1,325,802
Total Long-Term Investments — 99.4%
(Cost: $168,177,403)		152,691,374

Short-Term Securities

Money Market Funds — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	12,513,286	12,514,537
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	50,000	50,000

Total Short-Term Securities — 8.2%
(Cost: $12,566,207)		12,564,537

Total Investments — 107.6%
(Cost: $180,743,610)		165,255,911

Liabilities in Excess of Other Assets — (7.6)%		(11,710,598)
Net Assets — 100.0%		$153,545,313

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Israel ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,068,470	$5,448,889	(a)	$—		$3,077	$(5,899)	$12,514,537	12,513,286	$17,805	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	80,000	—		(30,000	)(a)	—	—	50,000	50,000	611		—
						$3,077	$(5,899)	$12,564,537		$18,416		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	22	12/16/22	$920	$41,008

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Israel ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$38,438,961	$114,252,413	$—	$152,691,374
Money Market Funds	12,564,537	—	—	12,564,537
	$51,003,498	$114,252,413	$—	$165,255,911
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$41,008	$—	$41,008

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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